Financial Instruments and Concentration of Credit Risks - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Counterparty Credit Concentration Risk [Line Items]
Maturity period limit of foreign currency exchange instruments (in months)	3 months
Net fair value gain (loss) on foreign exchange forward contracts	$ (4.4)	$ 5.3
Receivables due from U.S. federal governmental agencies	99.0	94.0
Difference between carrying amount and fair value of long-term debt	3.0	9.0
Other income (expense), net
Counterparty Credit Concentration Risk [Line Items]
Gain (loss) on foreign exchange forward contracts	15.6	17.3	$ (7.3)
Prepaid Expenses and Other Current Assets
Counterparty Credit Concentration Risk [Line Items]
Net fair value gain (loss) on foreign exchange forward contracts	2.2	6.1
Other Accrued Liabilities
Counterparty Credit Concentration Risk [Line Items]
Net fair value gain (loss) on foreign exchange forward contracts	(6.6)	(0.8)
Foreign Exchange Contract
Counterparty Credit Concentration Risk [Line Items]
Notional amount of foreign exchange forward contracts not designated as hedging instruments	$ 940.1	$ 403.9